SHARE BASED PAYMENTS - SGL Share Plan (Details)	12 Months Ended
	Dec. 31, 2018 ZAR (R) company tranche item shares	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R) shares	Apr. 25, 2017 shares
SHARE-BASED PAYMENTS
Authorised number of shares | shares			2,000,000,000	10,000,000,000
Percentage of actual annual cash bonus	60.00%
Percent of bonus paid in shares	40.00%
Share price period for determination of number of shares awarded	3 days
Forfeiture percentage	20.00%
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Maximum shares allowed per individual participant | shares	8,674,885
Number of forfeitable share tranches | tranche	2
Performance period	3 years
Number of performance criteria | item	2
TSR Weighting percentage	70.00%
Number of peer-group companies | company	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye Stillwater 2017 Share Plan [Member] | Minimum
SHARE-BASED PAYMENTS
Percentile on peer group TSR curve (as a percent)	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | Maximum
SHARE-BASED PAYMENTS
Percentile on peer group TSR curve (as a percent)	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 0%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 10%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 20%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 30%
SHARE-BASED PAYMENTS
Vesting percentage	5.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 40%
SHARE-BASED PAYMENTS
Vesting percentage	20.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 50%
SHARE-BASED PAYMENTS
Vesting percentage	35.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 60%
SHARE-BASED PAYMENTS
Vesting percentage	55.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 70%
SHARE-BASED PAYMENTS
Vesting percentage	75.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 80%
SHARE-BASED PAYMENTS
Vesting percentage	90.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 90%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 100%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE Ke
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 1%
SHARE-BASED PAYMENTS
Vesting percentage	16.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 2%
SHARE-BASED PAYMENTS
Vesting percentage	33.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 3%
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 4%
SHARE-BASED PAYMENTS
Vesting percentage	66.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 5%
SHARE-BASED PAYMENTS
Vesting percentage	83.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 6%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Vesting period of first part of share award	9 months
Vesting period of second part of share award	18 months
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Number of methods of participation | item	2
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Weighted average historical volatility	50.35%	53.96%	55.15%
Expected dividend yield		4.65%	3.75%
Weighted average three-year risk-free interest rate		7.24%	7.78%
Marketability Discount, Initial Term		1.27%	1.60%
Marketability discount, 18 month term		0.50%	0.69%
Weighted average fair value	R 11.43
Weighted average fair value, 9-month term		R 24.84	R 54.27
Weighted average fair value, 18-month term		R 24.14	R 53.02
SGL 2013 Share Plan - Bonus shares | Minimum
SHARE-BASED PAYMENTS
Performance period	9 months	9 months	9 months
SGL 2013 Share Plan - Bonus shares | Maximum
SHARE-BASED PAYMENTS
Performance period	18 months	18 months	18 months
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Performance period	3 years	3 years	3 years
Weighted average historical volatility	55.71%	53.96%	55.12%
Expected dividend yield	3.64%	4.65%	3.75%
Weighted average three-year risk-free interest rate	6.90%	7.40%	8.51%
Weighted average fair value	R 6.86	R 24.07	R 50.81